UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.827901.107

ADESI-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.2%
Gentex Corp.	175,000	$ 3,293,500
Distributors - 0.2%
Li & Fung Ltd.	2,374,000	4,283,851
Diversified Consumer Services - 0.6%
Strayer Education, Inc.	100,000	5,617,000
Weight Watchers International, Inc. (d)	100,000	5,236,000
		10,853,000
Hotels, Restaurants & Leisure - 0.8%
CEC Entertainment, Inc.	50,000	1,659,500
McDonald's Corp.	100,000	8,821,000
Yum! Brands, Inc.	50,000	3,320,000
		13,800,500
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (a)(e)(f)	60,000	6,212,400
Media - 2.7%
Comcast Corp. Class A	975,000	36,445,500
DreamWorks Animation SKG, Inc. Class A (a)(d)	200,000	3,314,000
Time Warner, Inc.	200,000	9,566,000
		49,325,500
Multiline Retail - 0.7%
Kohl's Corp.	75,000	3,223,500
Target Corp.	175,000	10,354,750
		13,578,250
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	75,000	3,597,750
Citi Trends, Inc. (a)	350,000	4,816,000
Lowe's Companies, Inc.	550,000	19,536,000
Staples, Inc.	350,000	3,990,000
		31,939,750
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	125,000	2,512,685
Coach, Inc.	50,000	2,775,500
		5,288,185
TOTAL CONSUMER DISCRETIONARY		138,574,936
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	185,000	7,916,150
PepsiCo, Inc.	375,000	25,661,250
The Coca-Cola Co.	475,000	17,218,750
		50,796,150
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	225,000	10,878,750
Kroger Co.	250,000	6,505,000

	Shares	Value
Safeway, Inc.	300,000	$ 5,427,000
Walgreen Co.	525,000	19,430,250
		42,241,000
Food Products - 0.6%
Kellogg Co.	200,000	11,170,000
Household Products - 2.3%
Colgate-Palmolive Co.	127,500	13,328,850
Procter & Gamble Co.	425,000	28,853,250
		42,182,100
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A (d)	125,000	4,631,250
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	112,500	11,390,625
Lorillard, Inc.	85,000	9,916,950
Philip Morris International, Inc.	150,000	12,546,000
		33,853,575
TOTAL CONSUMER STAPLES		184,874,075
ENERGY - 13.6%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	135,000	7,622,100
Halliburton Co.	425,000	14,743,250
Helmerich & Payne, Inc.	100,000	5,601,000
McDermott International, Inc. (a)	600,000	6,612,000
National Oilwell Varco, Inc.	175,000	11,961,250
Noble Corp.	240,000	8,356,800
Trinidad Drilling Ltd. (d)	400,000	2,766,663
		57,663,063
Oil, Gas & Consumable Fuels - 10.5%
Amyris, Inc. (a)(d)	1,000,000	3,120,000
Anadarko Petroleum Corp.	100,000	7,431,000
Apache Corp.	222,500	17,466,250
BP PLC sponsored ADR	400,000	16,656,000
Canadian Natural Resources Ltd.	325,000	9,357,595
Chevron Corp.	475,000	51,366,500
Clean Energy Fuels Corp. (a)(d)	175,000	2,178,750
Exxon Mobil Corp.	225,000	19,473,750
Hess Corp.	125,000	6,620,000
HollyFrontier Corp.	125,000	5,818,750
Occidental Petroleum Corp.	100,000	7,661,000
Peabody Energy Corp.	300,000	7,983,000
Royal Dutch Shell PLC Class A sponsored ADR	325,000	22,408,750
Suncor Energy, Inc.	500,000	16,442,143
		193,983,488
TOTAL ENERGY		251,646,551
FINANCIALS - 16.6%
Capital Markets - 3.1%
Ashmore Group PLC	950,000	5,609,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	550,000	$ 7,898,000
Goldman Sachs Group, Inc.	55,000	7,015,800
KKR & Co. LP	475,000	7,234,250
Manning & Napier, Inc.	150,000	1,890,000
Morgan Stanley	975,000	18,642,000
The Blackstone Group LP	600,000	9,354,000
		57,643,687
Commercial Banks - 3.8%
CIT Group, Inc. (a)	175,000	6,762,000
Erste Bank AG (a)	100,000	3,179,457
First Niagara Financial Group, Inc.	350,000	2,775,500
Standard Chartered PLC (United Kingdom)	100,000	2,587,975
U.S. Bancorp	100,000	3,194,000
Wells Fargo & Co.	1,500,000	51,270,000
		69,768,932
Diversified Financial Services - 5.4%
Citigroup, Inc.	250,000	9,890,000
JPMorgan Chase & Co.	1,525,000	67,054,250
KKR Financial Holdings LLC	2,200,000	23,232,000
		100,176,250
Insurance - 3.4%
ACE Ltd.	87,500	6,982,500
AFLAC, Inc.	100,000	5,312,000
Brasil Insurance Participacoes e Administracao SA	425,000	4,201,221
Genworth Financial, Inc. Class A (a)	400,000	3,004,000
Hanover Insurance Group, Inc.	125,000	4,842,500
Hartford Financial Services Group, Inc.	125,000	2,805,000
MetLife, Inc.	800,000	26,352,000
Prudential Financial, Inc.	200,000	10,666,000
		64,165,221
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)(d)	900,044	2,394,117
Radian Group, Inc. (d)	2,290,015	13,991,992
		16,386,109
TOTAL FINANCIALS		308,140,199
HEALTH CARE - 13.1%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	225,000	4,106,250
Amgen, Inc.	150,000	12,948,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,552,500
Gentium SpA sponsored ADR (a)	200,000	2,288,000
Gilead Sciences, Inc. (a)	75,000	5,508,750
Prothena Corp. PLC (a)	6,097	44,691

	Shares	Value
Synageva BioPharma Corp. (a)	35,000	$ 1,620,150
Vertex Pharmaceuticals, Inc. (a)	65,000	2,726,100
		31,794,441
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	275,000	7,631,250
EnteroMedics, Inc. (a)	463,542	1,297,918
Haemonetics Corp. (a)	30,000	1,225,200
HeartWare International, Inc. (a)(d)	20,000	1,679,000
St. Jude Medical, Inc.	75,000	2,710,500
Zimmer Holdings, Inc.	50,000	3,333,000
		17,876,868
Health Care Providers & Services - 5.1%
Aetna, Inc.	250,000	11,575,000
Brookdale Senior Living, Inc. (a)	75,000	1,899,000
Cardinal Health, Inc.	125,000	5,147,500
HCA Holdings, Inc.	180,000	5,430,600
HMS Holdings Corp. (a)	125,000	3,240,000
Laboratory Corp. of America Holdings (a)	25,000	2,165,500
McKesson Corp.	325,000	31,512,000
MEDNAX, Inc. (a)	75,000	5,964,000
Quest Diagnostics, Inc.	35,000	2,039,450
UnitedHealth Group, Inc.	175,000	9,492,000
WellPoint, Inc.	275,000	16,753,000
		95,218,050
Health Care Technology - 0.3%
MedAssets, Inc. (a)	325,000	5,450,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	50,000	1,873,500
Life Technologies Corp. (a)	87,500	4,294,500
QIAGEN NV (a)	300,000	5,445,000
		11,613,000
Pharmaceuticals - 4.4%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,667,700
Endo Pharmaceuticals Holdings, Inc. (a)	100,000	2,627,000
Johnson & Johnson	150,000	10,515,000
Merck & Co., Inc.	500,000	20,470,000
Pfizer, Inc.	1,250,000	31,350,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	87,500	3,267,250
ViroPharma, Inc. (a)	175,000	3,983,000
Warner Chilcott PLC	325,000	3,913,000
XenoPort, Inc. (a)	458,800	3,564,876
		81,357,826
TOTAL HEALTH CARE		243,310,435
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	175,000	11,107,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	125,000	$ 7,271,250
United Technologies Corp.	225,000	18,452,250
		36,830,750
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	250,000	15,805,000
Expeditors International of Washington, Inc.	25,000	988,750
United Parcel Service, Inc. Class B	162,500	11,981,125
		28,774,875
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	32,212	593,345
Interface, Inc.	250,000	4,020,000
Standard Parking Corp. (a)	174,300	3,832,857
		8,446,202
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	350,000	3,286,500
Industrial Conglomerates - 2.0%
General Electric Co.	1,750,000	36,732,500
Machinery - 0.5%
ATS Automation Tooling System, Inc. (a)	100,000	883,684
Joy Global, Inc.	37,500	2,391,750
Stanley Black & Decker, Inc.	75,000	5,547,750
		8,823,184
Professional Services - 1.2%
Acacia Research Corp. (a)	570,000	14,620,500
Michael Page International PLC	781,500	5,108,276
Towers Watson & Co.	50,000	2,810,500
		22,539,276
Road & Rail - 0.4%
Con-way, Inc.	25,000	695,500
CSX Corp.	350,000	6,905,500
		7,601,000
TOTAL INDUSTRIALS		153,034,287
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.1%
Acme Packet, Inc. (a)	200,000	4,424,000
Brocade Communications Systems, Inc. (a)	950,000	5,063,500
Cisco Systems, Inc.	2,000,000	39,300,000
Juniper Networks, Inc. (a)	400,000	7,868,000
		56,655,500
Computers & Peripherals - 4.9%
Apple, Inc.	150,000	79,954,500

	Shares	Value
Dell, Inc.	900,000	$ 9,117,000
Fusion-io, Inc. (a)	75,000	1,719,750
		90,791,250
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,299,500
Internet Software & Services - 2.8%
Google, Inc. Class A (a)	65,000	46,109,050
VeriSign, Inc. (a)	150,000	5,823,000
		51,932,050
IT Services - 8.9%
Cognizant Technology Solutions Corp. Class A (a)	350,000	25,917,500
Fidelity National Information Services, Inc.	175,000	6,091,750
IBM Corp.	275,000	52,676,250
MasterCard, Inc. Class A	55,000	27,020,400
Paychex, Inc.	750,000	23,355,000
The Western Union Co.	250,000	3,402,500
Visa, Inc. Class A	175,000	26,526,500
		164,989,900
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies, Inc. (a)	3,600,000	5,004,000
Broadcom Corp. Class A	350,000	11,623,500
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,171,000
KLA-Tencor Corp.	75,000	3,582,000
Lam Research Corp. (a)	275,000	9,935,750
NXP Semiconductors NV (a)	150,000	3,955,500
Samsung Electronics Co. Ltd.	5,000	7,230,841
		44,502,591
Software - 2.6%
Concur Technologies, Inc. (a)	50,000	3,376,000
Electronic Arts, Inc. (a)	300,000	4,359,000
Nuance Communications, Inc. (a)	375,000	8,370,000
Oracle Corp.	350,000	11,662,000
salesforce.com, Inc. (a)	49,800	8,371,380
ServiceNow, Inc.	25,000	750,750
Splunk, Inc.	50,000	1,451,000
VMware, Inc. Class A (a)	100,000	9,414,000
Workday, Inc.	25,300	1,378,850
		49,132,980
TOTAL INFORMATION TECHNOLOGY		460,303,771
MATERIALS - 0.8%
Chemicals - 0.2%
Cabot Corp.	110,000	4,376,900
Metals & Mining - 0.5%
Nucor Corp.	225,000	9,715,500
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	25,000	1,760,581
TOTAL MATERIALS		15,852,981
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	650,000	$ 28,125,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	6,297,500
TOTAL TELECOMMUNICATION SERVICES		34,423,000
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	75,000	4,785,000
Edison International	50,000	2,259,500
NextEra Energy, Inc.	100,000	6,919,000
PPL Corp.	200,000	5,726,000
		19,689,500
TOTAL COMMON STOCKS (Cost $1,661,982,341)		1,809,849,735
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	47,500	3,909,955
Volkswagen AG	35,000	8,030,713
		11,940,668
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,021,862)		11,940,668
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,396,820
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	19,032,802	$ 19,032,802
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,921,199	15,921,199
TOTAL MONEY MARKET FUNDS (Cost $34,954,001)		34,954,001
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,707,958,204)		1,858,141,224
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,787,917)
NET ASSETS - 100%		$ 1,853,353,307
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,609,220 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,947
Fidelity Securities Lending Cash Central Fund	172,398
Total	$ 200,345
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,515,604	$ 125,566,000	$ 18,737,204	$ 6,212,400
Consumer Staples	184,874,075	184,874,075	-	-
Energy	251,646,551	251,646,551	-	-
Financials	308,140,199	292,561,909	15,578,290	-
Health Care	243,310,435	243,310,435	-	-
Industrials	153,034,287	147,926,011	5,108,276	-
Information Technology	460,303,771	453,072,930	7,230,841	-
Materials	15,852,981	15,852,981	-	-
Telecommunication Services	34,423,000	34,423,000	-	-
Utilities	19,689,500	19,689,500	-	-
Corporate Bonds	1,396,820	-	1,396,820	-
Money Market Funds	34,954,001	34,954,001	-	-
Total Investments in Securities:	$ 1,858,141,224	$ 1,803,877,393	$ 48,051,431	$ 6,212,400

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 39,273,650
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,717,468,398. Net unrealized appreciation aggregated $140,672,826, of which $250,738,773 related to appreciated investment securities and $110,065,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class A

December 31, 2012

1.811318.108

DESIN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.2%
Gentex Corp.	175,000	$ 3,293,500
Distributors - 0.2%
Li & Fung Ltd.	2,374,000	4,283,851
Diversified Consumer Services - 0.6%
Strayer Education, Inc.	100,000	5,617,000
Weight Watchers International, Inc. (d)	100,000	5,236,000
		10,853,000
Hotels, Restaurants & Leisure - 0.8%
CEC Entertainment, Inc.	50,000	1,659,500
McDonald's Corp.	100,000	8,821,000
Yum! Brands, Inc.	50,000	3,320,000
		13,800,500
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (a)(e)(f)	60,000	6,212,400
Media - 2.7%
Comcast Corp. Class A	975,000	36,445,500
DreamWorks Animation SKG, Inc. Class A (a)(d)	200,000	3,314,000
Time Warner, Inc.	200,000	9,566,000
		49,325,500
Multiline Retail - 0.7%
Kohl's Corp.	75,000	3,223,500
Target Corp.	175,000	10,354,750
		13,578,250
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	75,000	3,597,750
Citi Trends, Inc. (a)	350,000	4,816,000
Lowe's Companies, Inc.	550,000	19,536,000
Staples, Inc.	350,000	3,990,000
		31,939,750
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	125,000	2,512,685
Coach, Inc.	50,000	2,775,500
		5,288,185
TOTAL CONSUMER DISCRETIONARY		138,574,936
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	185,000	7,916,150
PepsiCo, Inc.	375,000	25,661,250
The Coca-Cola Co.	475,000	17,218,750
		50,796,150
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	225,000	10,878,750
Kroger Co.	250,000	6,505,000

	Shares	Value
Safeway, Inc.	300,000	$ 5,427,000
Walgreen Co.	525,000	19,430,250
		42,241,000
Food Products - 0.6%
Kellogg Co.	200,000	11,170,000
Household Products - 2.3%
Colgate-Palmolive Co.	127,500	13,328,850
Procter & Gamble Co.	425,000	28,853,250
		42,182,100
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A (d)	125,000	4,631,250
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	112,500	11,390,625
Lorillard, Inc.	85,000	9,916,950
Philip Morris International, Inc.	150,000	12,546,000
		33,853,575
TOTAL CONSUMER STAPLES		184,874,075
ENERGY - 13.6%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	135,000	7,622,100
Halliburton Co.	425,000	14,743,250
Helmerich & Payne, Inc.	100,000	5,601,000
McDermott International, Inc. (a)	600,000	6,612,000
National Oilwell Varco, Inc.	175,000	11,961,250
Noble Corp.	240,000	8,356,800
Trinidad Drilling Ltd. (d)	400,000	2,766,663
		57,663,063
Oil, Gas & Consumable Fuels - 10.5%
Amyris, Inc. (a)(d)	1,000,000	3,120,000
Anadarko Petroleum Corp.	100,000	7,431,000
Apache Corp.	222,500	17,466,250
BP PLC sponsored ADR	400,000	16,656,000
Canadian Natural Resources Ltd.	325,000	9,357,595
Chevron Corp.	475,000	51,366,500
Clean Energy Fuels Corp. (a)(d)	175,000	2,178,750
Exxon Mobil Corp.	225,000	19,473,750
Hess Corp.	125,000	6,620,000
HollyFrontier Corp.	125,000	5,818,750
Occidental Petroleum Corp.	100,000	7,661,000
Peabody Energy Corp.	300,000	7,983,000
Royal Dutch Shell PLC Class A sponsored ADR	325,000	22,408,750
Suncor Energy, Inc.	500,000	16,442,143
		193,983,488
TOTAL ENERGY		251,646,551
FINANCIALS - 16.6%
Capital Markets - 3.1%
Ashmore Group PLC	950,000	5,609,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	550,000	$ 7,898,000
Goldman Sachs Group, Inc.	55,000	7,015,800
KKR & Co. LP	475,000	7,234,250
Manning & Napier, Inc.	150,000	1,890,000
Morgan Stanley	975,000	18,642,000
The Blackstone Group LP	600,000	9,354,000
		57,643,687
Commercial Banks - 3.8%
CIT Group, Inc. (a)	175,000	6,762,000
Erste Bank AG (a)	100,000	3,179,457
First Niagara Financial Group, Inc.	350,000	2,775,500
Standard Chartered PLC (United Kingdom)	100,000	2,587,975
U.S. Bancorp	100,000	3,194,000
Wells Fargo & Co.	1,500,000	51,270,000
		69,768,932
Diversified Financial Services - 5.4%
Citigroup, Inc.	250,000	9,890,000
JPMorgan Chase & Co.	1,525,000	67,054,250
KKR Financial Holdings LLC	2,200,000	23,232,000
		100,176,250
Insurance - 3.4%
ACE Ltd.	87,500	6,982,500
AFLAC, Inc.	100,000	5,312,000
Brasil Insurance Participacoes e Administracao SA	425,000	4,201,221
Genworth Financial, Inc. Class A (a)	400,000	3,004,000
Hanover Insurance Group, Inc.	125,000	4,842,500
Hartford Financial Services Group, Inc.	125,000	2,805,000
MetLife, Inc.	800,000	26,352,000
Prudential Financial, Inc.	200,000	10,666,000
		64,165,221
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)(d)	900,044	2,394,117
Radian Group, Inc. (d)	2,290,015	13,991,992
		16,386,109
TOTAL FINANCIALS		308,140,199
HEALTH CARE - 13.1%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	225,000	4,106,250
Amgen, Inc.	150,000	12,948,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,552,500
Gentium SpA sponsored ADR (a)	200,000	2,288,000
Gilead Sciences, Inc. (a)	75,000	5,508,750
Prothena Corp. PLC (a)	6,097	44,691

	Shares	Value
Synageva BioPharma Corp. (a)	35,000	$ 1,620,150
Vertex Pharmaceuticals, Inc. (a)	65,000	2,726,100
		31,794,441
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	275,000	7,631,250
EnteroMedics, Inc. (a)	463,542	1,297,918
Haemonetics Corp. (a)	30,000	1,225,200
HeartWare International, Inc. (a)(d)	20,000	1,679,000
St. Jude Medical, Inc.	75,000	2,710,500
Zimmer Holdings, Inc.	50,000	3,333,000
		17,876,868
Health Care Providers & Services - 5.1%
Aetna, Inc.	250,000	11,575,000
Brookdale Senior Living, Inc. (a)	75,000	1,899,000
Cardinal Health, Inc.	125,000	5,147,500
HCA Holdings, Inc.	180,000	5,430,600
HMS Holdings Corp. (a)	125,000	3,240,000
Laboratory Corp. of America Holdings (a)	25,000	2,165,500
McKesson Corp.	325,000	31,512,000
MEDNAX, Inc. (a)	75,000	5,964,000
Quest Diagnostics, Inc.	35,000	2,039,450
UnitedHealth Group, Inc.	175,000	9,492,000
WellPoint, Inc.	275,000	16,753,000
		95,218,050
Health Care Technology - 0.3%
MedAssets, Inc. (a)	325,000	5,450,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	50,000	1,873,500
Life Technologies Corp. (a)	87,500	4,294,500
QIAGEN NV (a)	300,000	5,445,000
		11,613,000
Pharmaceuticals - 4.4%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,667,700
Endo Pharmaceuticals Holdings, Inc. (a)	100,000	2,627,000
Johnson & Johnson	150,000	10,515,000
Merck & Co., Inc.	500,000	20,470,000
Pfizer, Inc.	1,250,000	31,350,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	87,500	3,267,250
ViroPharma, Inc. (a)	175,000	3,983,000
Warner Chilcott PLC	325,000	3,913,000
XenoPort, Inc. (a)	458,800	3,564,876
		81,357,826
TOTAL HEALTH CARE		243,310,435
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	175,000	11,107,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	125,000	$ 7,271,250
United Technologies Corp.	225,000	18,452,250
		36,830,750
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	250,000	15,805,000
Expeditors International of Washington, Inc.	25,000	988,750
United Parcel Service, Inc. Class B	162,500	11,981,125
		28,774,875
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	32,212	593,345
Interface, Inc.	250,000	4,020,000
Standard Parking Corp. (a)	174,300	3,832,857
		8,446,202
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	350,000	3,286,500
Industrial Conglomerates - 2.0%
General Electric Co.	1,750,000	36,732,500
Machinery - 0.5%
ATS Automation Tooling System, Inc. (a)	100,000	883,684
Joy Global, Inc.	37,500	2,391,750
Stanley Black & Decker, Inc.	75,000	5,547,750
		8,823,184
Professional Services - 1.2%
Acacia Research Corp. (a)	570,000	14,620,500
Michael Page International PLC	781,500	5,108,276
Towers Watson & Co.	50,000	2,810,500
		22,539,276
Road & Rail - 0.4%
Con-way, Inc.	25,000	695,500
CSX Corp.	350,000	6,905,500
		7,601,000
TOTAL INDUSTRIALS		153,034,287
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.1%
Acme Packet, Inc. (a)	200,000	4,424,000
Brocade Communications Systems, Inc. (a)	950,000	5,063,500
Cisco Systems, Inc.	2,000,000	39,300,000
Juniper Networks, Inc. (a)	400,000	7,868,000
		56,655,500
Computers & Peripherals - 4.9%
Apple, Inc.	150,000	79,954,500

	Shares	Value
Dell, Inc.	900,000	$ 9,117,000
Fusion-io, Inc. (a)	75,000	1,719,750
		90,791,250
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,299,500
Internet Software & Services - 2.8%
Google, Inc. Class A (a)	65,000	46,109,050
VeriSign, Inc. (a)	150,000	5,823,000
		51,932,050
IT Services - 8.9%
Cognizant Technology Solutions Corp. Class A (a)	350,000	25,917,500
Fidelity National Information Services, Inc.	175,000	6,091,750
IBM Corp.	275,000	52,676,250
MasterCard, Inc. Class A	55,000	27,020,400
Paychex, Inc.	750,000	23,355,000
The Western Union Co.	250,000	3,402,500
Visa, Inc. Class A	175,000	26,526,500
		164,989,900
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies, Inc. (a)	3,600,000	5,004,000
Broadcom Corp. Class A	350,000	11,623,500
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,171,000
KLA-Tencor Corp.	75,000	3,582,000
Lam Research Corp. (a)	275,000	9,935,750
NXP Semiconductors NV (a)	150,000	3,955,500
Samsung Electronics Co. Ltd.	5,000	7,230,841
		44,502,591
Software - 2.6%
Concur Technologies, Inc. (a)	50,000	3,376,000
Electronic Arts, Inc. (a)	300,000	4,359,000
Nuance Communications, Inc. (a)	375,000	8,370,000
Oracle Corp.	350,000	11,662,000
salesforce.com, Inc. (a)	49,800	8,371,380
ServiceNow, Inc.	25,000	750,750
Splunk, Inc.	50,000	1,451,000
VMware, Inc. Class A (a)	100,000	9,414,000
Workday, Inc.	25,300	1,378,850
		49,132,980
TOTAL INFORMATION TECHNOLOGY		460,303,771
MATERIALS - 0.8%
Chemicals - 0.2%
Cabot Corp.	110,000	4,376,900
Metals & Mining - 0.5%
Nucor Corp.	225,000	9,715,500
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	25,000	1,760,581
TOTAL MATERIALS		15,852,981
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	650,000	$ 28,125,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	6,297,500
TOTAL TELECOMMUNICATION SERVICES		34,423,000
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	75,000	4,785,000
Edison International	50,000	2,259,500
NextEra Energy, Inc.	100,000	6,919,000
PPL Corp.	200,000	5,726,000
		19,689,500
TOTAL COMMON STOCKS (Cost $1,661,982,341)		1,809,849,735
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	47,500	3,909,955
Volkswagen AG	35,000	8,030,713
		11,940,668
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,021,862)		11,940,668
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,396,820
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	19,032,802	$ 19,032,802
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,921,199	15,921,199
TOTAL MONEY MARKET FUNDS (Cost $34,954,001)		34,954,001
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,707,958,204)		1,858,141,224
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,787,917)
NET ASSETS - 100%		$ 1,853,353,307
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,609,220 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,947
Fidelity Securities Lending Cash Central Fund	172,398
Total	$ 200,345
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,515,604	$ 125,566,000	$ 18,737,204	$ 6,212,400
Consumer Staples	184,874,075	184,874,075	-	-
Energy	251,646,551	251,646,551	-	-
Financials	308,140,199	292,561,909	15,578,290	-
Health Care	243,310,435	243,310,435	-	-
Industrials	153,034,287	147,926,011	5,108,276	-
Information Technology	460,303,771	453,072,930	7,230,841	-
Materials	15,852,981	15,852,981	-	-
Telecommunication Services	34,423,000	34,423,000	-	-
Utilities	19,689,500	19,689,500	-	-
Corporate Bonds	1,396,820	-	1,396,820	-
Money Market Funds	34,954,001	34,954,001	-	-
Total Investments in Securities:	$ 1,858,141,224	$ 1,803,877,393	$ 48,051,431	$ 6,212,400

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 39,273,650
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,717,468,398. Net unrealized appreciation aggregated $140,672,826, of which $250,738,773 related to appreciated investment securities and $110,065,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class O

December 31, 2012

1.811319.108

DESIO-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.2%
Gentex Corp.	175,000	$ 3,293,500
Distributors - 0.2%
Li & Fung Ltd.	2,374,000	4,283,851
Diversified Consumer Services - 0.6%
Strayer Education, Inc.	100,000	5,617,000
Weight Watchers International, Inc. (d)	100,000	5,236,000
		10,853,000
Hotels, Restaurants & Leisure - 0.8%
CEC Entertainment, Inc.	50,000	1,659,500
McDonald's Corp.	100,000	8,821,000
Yum! Brands, Inc.	50,000	3,320,000
		13,800,500
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (a)(e)(f)	60,000	6,212,400
Media - 2.7%
Comcast Corp. Class A	975,000	36,445,500
DreamWorks Animation SKG, Inc. Class A (a)(d)	200,000	3,314,000
Time Warner, Inc.	200,000	9,566,000
		49,325,500
Multiline Retail - 0.7%
Kohl's Corp.	75,000	3,223,500
Target Corp.	175,000	10,354,750
		13,578,250
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	75,000	3,597,750
Citi Trends, Inc. (a)	350,000	4,816,000
Lowe's Companies, Inc.	550,000	19,536,000
Staples, Inc.	350,000	3,990,000
		31,939,750
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	125,000	2,512,685
Coach, Inc.	50,000	2,775,500
		5,288,185
TOTAL CONSUMER DISCRETIONARY		138,574,936
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	185,000	7,916,150
PepsiCo, Inc.	375,000	25,661,250
The Coca-Cola Co.	475,000	17,218,750
		50,796,150
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	225,000	10,878,750
Kroger Co.	250,000	6,505,000

	Shares	Value
Safeway, Inc.	300,000	$ 5,427,000
Walgreen Co.	525,000	19,430,250
		42,241,000
Food Products - 0.6%
Kellogg Co.	200,000	11,170,000
Household Products - 2.3%
Colgate-Palmolive Co.	127,500	13,328,850
Procter & Gamble Co.	425,000	28,853,250
		42,182,100
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A (d)	125,000	4,631,250
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	112,500	11,390,625
Lorillard, Inc.	85,000	9,916,950
Philip Morris International, Inc.	150,000	12,546,000
		33,853,575
TOTAL CONSUMER STAPLES		184,874,075
ENERGY - 13.6%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	135,000	7,622,100
Halliburton Co.	425,000	14,743,250
Helmerich & Payne, Inc.	100,000	5,601,000
McDermott International, Inc. (a)	600,000	6,612,000
National Oilwell Varco, Inc.	175,000	11,961,250
Noble Corp.	240,000	8,356,800
Trinidad Drilling Ltd. (d)	400,000	2,766,663
		57,663,063
Oil, Gas & Consumable Fuels - 10.5%
Amyris, Inc. (a)(d)	1,000,000	3,120,000
Anadarko Petroleum Corp.	100,000	7,431,000
Apache Corp.	222,500	17,466,250
BP PLC sponsored ADR	400,000	16,656,000
Canadian Natural Resources Ltd.	325,000	9,357,595
Chevron Corp.	475,000	51,366,500
Clean Energy Fuels Corp. (a)(d)	175,000	2,178,750
Exxon Mobil Corp.	225,000	19,473,750
Hess Corp.	125,000	6,620,000
HollyFrontier Corp.	125,000	5,818,750
Occidental Petroleum Corp.	100,000	7,661,000
Peabody Energy Corp.	300,000	7,983,000
Royal Dutch Shell PLC Class A sponsored ADR	325,000	22,408,750
Suncor Energy, Inc.	500,000	16,442,143
		193,983,488
TOTAL ENERGY		251,646,551
FINANCIALS - 16.6%
Capital Markets - 3.1%
Ashmore Group PLC	950,000	5,609,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	550,000	$ 7,898,000
Goldman Sachs Group, Inc.	55,000	7,015,800
KKR & Co. LP	475,000	7,234,250
Manning & Napier, Inc.	150,000	1,890,000
Morgan Stanley	975,000	18,642,000
The Blackstone Group LP	600,000	9,354,000
		57,643,687
Commercial Banks - 3.8%
CIT Group, Inc. (a)	175,000	6,762,000
Erste Bank AG (a)	100,000	3,179,457
First Niagara Financial Group, Inc.	350,000	2,775,500
Standard Chartered PLC (United Kingdom)	100,000	2,587,975
U.S. Bancorp	100,000	3,194,000
Wells Fargo & Co.	1,500,000	51,270,000
		69,768,932
Diversified Financial Services - 5.4%
Citigroup, Inc.	250,000	9,890,000
JPMorgan Chase & Co.	1,525,000	67,054,250
KKR Financial Holdings LLC	2,200,000	23,232,000
		100,176,250
Insurance - 3.4%
ACE Ltd.	87,500	6,982,500
AFLAC, Inc.	100,000	5,312,000
Brasil Insurance Participacoes e Administracao SA	425,000	4,201,221
Genworth Financial, Inc. Class A (a)	400,000	3,004,000
Hanover Insurance Group, Inc.	125,000	4,842,500
Hartford Financial Services Group, Inc.	125,000	2,805,000
MetLife, Inc.	800,000	26,352,000
Prudential Financial, Inc.	200,000	10,666,000
		64,165,221
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)(d)	900,044	2,394,117
Radian Group, Inc. (d)	2,290,015	13,991,992
		16,386,109
TOTAL FINANCIALS		308,140,199
HEALTH CARE - 13.1%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	225,000	4,106,250
Amgen, Inc.	150,000	12,948,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,552,500
Gentium SpA sponsored ADR (a)	200,000	2,288,000
Gilead Sciences, Inc. (a)	75,000	5,508,750
Prothena Corp. PLC (a)	6,097	44,691

	Shares	Value
Synageva BioPharma Corp. (a)	35,000	$ 1,620,150
Vertex Pharmaceuticals, Inc. (a)	65,000	2,726,100
		31,794,441
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	275,000	7,631,250
EnteroMedics, Inc. (a)	463,542	1,297,918
Haemonetics Corp. (a)	30,000	1,225,200
HeartWare International, Inc. (a)(d)	20,000	1,679,000
St. Jude Medical, Inc.	75,000	2,710,500
Zimmer Holdings, Inc.	50,000	3,333,000
		17,876,868
Health Care Providers & Services - 5.1%
Aetna, Inc.	250,000	11,575,000
Brookdale Senior Living, Inc. (a)	75,000	1,899,000
Cardinal Health, Inc.	125,000	5,147,500
HCA Holdings, Inc.	180,000	5,430,600
HMS Holdings Corp. (a)	125,000	3,240,000
Laboratory Corp. of America Holdings (a)	25,000	2,165,500
McKesson Corp.	325,000	31,512,000
MEDNAX, Inc. (a)	75,000	5,964,000
Quest Diagnostics, Inc.	35,000	2,039,450
UnitedHealth Group, Inc.	175,000	9,492,000
WellPoint, Inc.	275,000	16,753,000
		95,218,050
Health Care Technology - 0.3%
MedAssets, Inc. (a)	325,000	5,450,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	50,000	1,873,500
Life Technologies Corp. (a)	87,500	4,294,500
QIAGEN NV (a)	300,000	5,445,000
		11,613,000
Pharmaceuticals - 4.4%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,667,700
Endo Pharmaceuticals Holdings, Inc. (a)	100,000	2,627,000
Johnson & Johnson	150,000	10,515,000
Merck & Co., Inc.	500,000	20,470,000
Pfizer, Inc.	1,250,000	31,350,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	87,500	3,267,250
ViroPharma, Inc. (a)	175,000	3,983,000
Warner Chilcott PLC	325,000	3,913,000
XenoPort, Inc. (a)	458,800	3,564,876
		81,357,826
TOTAL HEALTH CARE		243,310,435
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	175,000	11,107,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	125,000	$ 7,271,250
United Technologies Corp.	225,000	18,452,250
		36,830,750
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	250,000	15,805,000
Expeditors International of Washington, Inc.	25,000	988,750
United Parcel Service, Inc. Class B	162,500	11,981,125
		28,774,875
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	32,212	593,345
Interface, Inc.	250,000	4,020,000
Standard Parking Corp. (a)	174,300	3,832,857
		8,446,202
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	350,000	3,286,500
Industrial Conglomerates - 2.0%
General Electric Co.	1,750,000	36,732,500
Machinery - 0.5%
ATS Automation Tooling System, Inc. (a)	100,000	883,684
Joy Global, Inc.	37,500	2,391,750
Stanley Black & Decker, Inc.	75,000	5,547,750
		8,823,184
Professional Services - 1.2%
Acacia Research Corp. (a)	570,000	14,620,500
Michael Page International PLC	781,500	5,108,276
Towers Watson & Co.	50,000	2,810,500
		22,539,276
Road & Rail - 0.4%
Con-way, Inc.	25,000	695,500
CSX Corp.	350,000	6,905,500
		7,601,000
TOTAL INDUSTRIALS		153,034,287
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.1%
Acme Packet, Inc. (a)	200,000	4,424,000
Brocade Communications Systems, Inc. (a)	950,000	5,063,500
Cisco Systems, Inc.	2,000,000	39,300,000
Juniper Networks, Inc. (a)	400,000	7,868,000
		56,655,500
Computers & Peripherals - 4.9%
Apple, Inc.	150,000	79,954,500

	Shares	Value
Dell, Inc.	900,000	$ 9,117,000
Fusion-io, Inc. (a)	75,000	1,719,750
		90,791,250
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,299,500
Internet Software & Services - 2.8%
Google, Inc. Class A (a)	65,000	46,109,050
VeriSign, Inc. (a)	150,000	5,823,000
		51,932,050
IT Services - 8.9%
Cognizant Technology Solutions Corp. Class A (a)	350,000	25,917,500
Fidelity National Information Services, Inc.	175,000	6,091,750
IBM Corp.	275,000	52,676,250
MasterCard, Inc. Class A	55,000	27,020,400
Paychex, Inc.	750,000	23,355,000
The Western Union Co.	250,000	3,402,500
Visa, Inc. Class A	175,000	26,526,500
		164,989,900
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies, Inc. (a)	3,600,000	5,004,000
Broadcom Corp. Class A	350,000	11,623,500
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,171,000
KLA-Tencor Corp.	75,000	3,582,000
Lam Research Corp. (a)	275,000	9,935,750
NXP Semiconductors NV (a)	150,000	3,955,500
Samsung Electronics Co. Ltd.	5,000	7,230,841
		44,502,591
Software - 2.6%
Concur Technologies, Inc. (a)	50,000	3,376,000
Electronic Arts, Inc. (a)	300,000	4,359,000
Nuance Communications, Inc. (a)	375,000	8,370,000
Oracle Corp.	350,000	11,662,000
salesforce.com, Inc. (a)	49,800	8,371,380
ServiceNow, Inc.	25,000	750,750
Splunk, Inc.	50,000	1,451,000
VMware, Inc. Class A (a)	100,000	9,414,000
Workday, Inc.	25,300	1,378,850
		49,132,980
TOTAL INFORMATION TECHNOLOGY		460,303,771
MATERIALS - 0.8%
Chemicals - 0.2%
Cabot Corp.	110,000	4,376,900
Metals & Mining - 0.5%
Nucor Corp.	225,000	9,715,500
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	25,000	1,760,581
TOTAL MATERIALS		15,852,981
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	650,000	$ 28,125,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	6,297,500
TOTAL TELECOMMUNICATION SERVICES		34,423,000
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	75,000	4,785,000
Edison International	50,000	2,259,500
NextEra Energy, Inc.	100,000	6,919,000
PPL Corp.	200,000	5,726,000
		19,689,500
TOTAL COMMON STOCKS (Cost $1,661,982,341)		1,809,849,735
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	47,500	3,909,955
Volkswagen AG	35,000	8,030,713
		11,940,668
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,021,862)		11,940,668
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,396,820
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	19,032,802	$ 19,032,802
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,921,199	15,921,199
TOTAL MONEY MARKET FUNDS (Cost $34,954,001)		34,954,001
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,707,958,204)		1,858,141,224
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,787,917)
NET ASSETS - 100%		$ 1,853,353,307
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,609,220 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,947
Fidelity Securities Lending Cash Central Fund	172,398
Total	$ 200,345
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,515,604	$ 125,566,000	$ 18,737,204	$ 6,212,400
Consumer Staples	184,874,075	184,874,075	-	-
Energy	251,646,551	251,646,551	-	-
Financials	308,140,199	292,561,909	15,578,290	-
Health Care	243,310,435	243,310,435	-	-
Industrials	153,034,287	147,926,011	5,108,276	-
Information Technology	460,303,771	453,072,930	7,230,841	-
Materials	15,852,981	15,852,981	-	-
Telecommunication Services	34,423,000	34,423,000	-	-
Utilities	19,689,500	19,689,500	-	-
Corporate Bonds	1,396,820	-	1,396,820	-
Money Market Funds	34,954,001	34,954,001	-	-
Total Investments in Securities:	$ 1,858,141,224	$ 1,803,877,393	$ 48,051,431	$ 6,212,400

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 39,273,650
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,717,468,398. Net unrealized appreciation aggregated $140,672,826, of which $250,738,773 related to appreciated investment securities and $110,065,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A

December 31, 2012

1.811326.108

DESIIN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	120,200	$ 6,443,922
Automobiles - 0.8%
Bajaj Auto Ltd.	250,000	9,766,635
Kia Motors Corp.	135,000	7,225,241
Tesla Motors, Inc. (a)	119,400	4,044,078
		21,035,954
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	530,000	9,055,905
Collectors Universe, Inc. (d)	7,196	72,176
		9,128,081
Hotels, Restaurants & Leisure - 1.9%
Bravo Brio Restaurant Group, Inc. (a)	41,500	557,345
Dunkin' Brands Group, Inc.	100,800	3,344,544
Interval Leisure Group, Inc.	200,000	3,878,000
Jubilant Foodworks Ltd. (a)	220,000	5,214,710
McDonald's Corp.	90,000	7,938,900
Sands China Ltd.	2,200,000	9,835,462
Starbucks Corp.	100,000	5,362,000
The Cheesecake Factory, Inc.	145,000	4,744,400
Tim Hortons, Inc. (Canada)	154,000	7,559,887
		48,435,248
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	36,691,554
priceline.com, Inc. (a)	9,600	5,963,520
		42,655,074
Leisure Equipment & Products - 0.3%
Bauer Performance Sports Ltd. (a)(e)	817,600	8,704,518
Media - 2.4%
Comcast Corp. Class A	270,000	10,092,600
Pandora Media, Inc. (a)(d)	328,000	3,011,040
The Walt Disney Co.	890,200	44,323,058
Time Warner, Inc.	100,000	4,783,000
		62,209,698
Multiline Retail - 2.2%
Dollar General Corp. (a)	216,400	9,541,076
Dollar Tree, Inc. (a)	120,000	4,867,200
Dollarama, Inc.	456,000	27,033,598
Target Corp.	256,000	15,147,520
		56,589,394
Specialty Retail - 6.0%
Ascena Retail Group, Inc. (a)	400,000	7,396,000
AutoZone, Inc. (a)	44,700	15,843,021
Destination Maternity Corp.	313,736	6,764,148
Dick's Sporting Goods, Inc.	150,000	6,823,500
Gap, Inc.	150,000	4,656,000
Guess?, Inc.	221,000	5,423,340
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,200,756
Limited Brands, Inc.	218,600	10,287,316

	Shares	Value
New York & Co., Inc. (a)	1,449,187	$ 5,521,402
PT ACE Hardware Indonesia Tbk	89,990,000	7,697,217
Ross Stores, Inc.	631,070	34,172,441
Sally Beauty Holdings, Inc. (a)	291,000	6,858,870
Tilly's, Inc. (a)	398,800	5,379,812
TJX Companies, Inc.	888,900	37,733,805
		155,757,628
Textiles, Apparel & Luxury Goods - 4.3%
Brunello Cucinelli SpA	310,500	5,477,630
Fifth & Pacific Companies, Inc. (a)	612,800	7,629,360
Michael Kors Holdings Ltd.	36,000	1,837,080
NIKE, Inc. Class B	380,000	19,608,000
PVH Corp.	197,400	21,913,374
Ralph Lauren Corp.	82,500	12,368,400
Samsonite International SA	2,307,600	4,842,701
Steven Madden Ltd. (a)	237,903	10,056,160
Vera Bradley, Inc. (a)(d)	115,762	2,905,626
VF Corp.	84,653	12,780,063
Warnaco Group, Inc. (a)	167,692	12,001,716
		111,420,110
TOTAL CONSUMER DISCRETIONARY		522,379,627
CONSUMER STAPLES - 9.1%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	83,846	7,301,691
Anheuser-Busch InBev SA NV:
ADR	65,000	5,681,650
(strip VVPR)	160,000	213
Beam, Inc.	230,000	14,050,700
Diageo PLC	320,000	9,320,521
Dr. Pepper Snapple Group, Inc.	352,400	15,569,032
Monster Beverage Corp. (a)	180,200	9,528,976
The Coca-Cola Co.	300,000	10,875,000
		72,327,783
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	332,000	16,052,200
Drogasil SA	483,666	5,515,054
Fresh Market, Inc. (a)	137,800	6,626,802
PriceSmart, Inc.	107,300	8,267,465
Wal-Mart Stores, Inc.	201,300	13,734,699
Whole Foods Market, Inc.	190,000	17,352,700
		67,548,920
Food Products - 0.7%
Kraft Foods Group, Inc.	90,000	4,092,300
Mondelez International, Inc.	270,000	6,876,900
TreeHouse Foods, Inc. (a)	131,500	6,855,095
		17,824,295
Household Products - 0.8%
Colgate-Palmolive Co.	197,400	20,636,196
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,571,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC:
(United Kingdom)	200,000	$ 10,166,995
sponsored ADR	60,000	6,075,000
Imperial Tobacco Group PLC	100,000	3,877,157
Lorillard, Inc.	131,100	15,295,437
Philip Morris International, Inc.	257,900	21,570,756
		58,556,345
TOTAL CONSUMER STAPLES		236,893,539
ENERGY - 11.3%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	102,000	5,758,920
Ensco PLC Class A	46,800	2,774,304
Halliburton Co.	622,900	21,608,401
Rowan Companies PLC (a)	142,900	4,468,483
Schlumberger Ltd.	40,000	2,771,600
Transocean Ltd. (United States)	150,000	6,697,500
Tuscany International Drilling, Inc. (a)(e)	5,371,200	1,241,958
		45,321,166
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	170,500	12,669,855
Apache Corp.	214,100	16,806,850
Chevron Corp.	600,900	64,981,326
ConocoPhillips	175,700	10,188,843
Crestwood Midstream Partners LP	95,330	2,052,455
Crown Point Energy, Inc. (e)	69,300	30,306
Enterprise Products Partners LP	113,200	5,669,056
EPL Oil & Gas, Inc. (a)	801,100	18,064,805
Exxon Mobil Corp.	498,000	43,101,900
Hess Corp.	95,300	5,047,088
HollyFrontier Corp.	336,770	15,676,644
Marathon Petroleum Corp.	86,900	5,474,700
Noble Energy, Inc.	38,100	3,876,294
Occidental Petroleum Corp.	126,800	9,714,148
Phillips 66	137,850	7,319,835
Tesoro Logistics LP	194,200	8,505,960
The Williams Companies, Inc.	415,558	13,605,369
Western Gas Equity Partners LP	197,300	5,909,135
		248,694,569
TOTAL ENERGY		294,015,735
FINANCIALS - 9.2%
Capital Markets - 0.4%
Virtus Investment Partners, Inc. (a)	75,000	9,070,500
Commercial Banks - 2.9%
BSB Bancorp, Inc. (a)	100,000	1,223,000
CIT Group, Inc. (a)	100,000	3,864,000
HDFC Bank Ltd.	573,925	7,145,297

	Shares	Value
HDFC Bank Ltd. sponsored ADR	100,000	$ 4,072,000
Wells Fargo & Co.	1,752,650	59,905,577
		76,209,874
Consumer Finance - 1.3%
Capital One Financial Corp.	212,100	12,286,953
Discover Financial Services	405,400	15,628,170
Element Financial Corp. warrants (a)(e)	1,000,000	6,424,047
		34,339,170
Diversified Financial Services - 1.7%
Citigroup, Inc.	847,900	33,542,924
JPMorgan Chase & Co.	247,800	10,895,766
		44,438,690
Insurance - 1.9%
ACE Ltd.	40,000	3,192,000
American International Group, Inc. (a)	190,200	6,714,060
Berkshire Hathaway, Inc. Class A (a)	136	18,232,160
Intact Financial Corp. (a)(e)	120,000	7,813,813
Lincoln National Corp.	303,400	7,858,060
Platinum Underwriters Holdings Ltd.	98,167	4,515,682
		48,325,775
Real Estate Investment Trusts - 0.6%
American Residential Properties, Inc. (e)	150,000	3,075,000
Dundee (REIT) (a)(e)	500,000	5,494,119
Simon Property Group, Inc.	42,200	6,671,398
		15,240,517
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,943,570
Realogy Holdings Corp.	77,000	3,230,920
		11,174,490
TOTAL FINANCIALS		238,799,016
HEALTH CARE - 9.5%
Biotechnology - 2.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	842,837	480,417
Alexion Pharmaceuticals, Inc. (a)	145,112	13,612,957
Amgen, Inc.	356,315	30,757,111
AVEO Pharmaceuticals, Inc. (a)	405,900	3,267,495
Dynavax Technologies Corp. (a)	2,844,511	8,135,301
ImmunoGen, Inc. (a)	124,623	1,588,943
Merrimack Pharmaceuticals, Inc.	611,538	3,724,266
Theravance, Inc. (a)	125,000	2,783,750
		64,350,240
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	819,800	4,697,454
Insulet Corp. (a)	100,000	2,122,000
Sirona Dental Systems, Inc. (a)	180,000	11,602,800
		18,422,254
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Accretive Health, Inc. (a)	50,000	$ 578,000
Brookdale Senior Living, Inc. (a)	350,000	8,862,000
CIGNA Corp.	160,000	8,553,600
Express Scripts Holding Co. (a)	70,000	3,780,000
Hanger, Inc. (a)	521,338	14,263,808
MEDNAX, Inc. (a)	40,000	3,180,800
Qualicorp SA (a)	804,000	8,428,559
		47,646,767
Pharmaceuticals - 4.5%
Allergan, Inc.	272,400	24,987,252
Eli Lilly & Co.	200,000	9,864,000
GlaxoSmithKline PLC sponsored ADR	205,000	8,911,350
Johnson & Johnson	190,000	13,319,000
Meda AB (A Shares)	500,000	5,154,317
Merck & Co., Inc.	845,000	34,594,300
PT Kalbe Farma Tbk	50,000,000	5,510,148
Shire PLC	400,000	12,304,448
ViroPharma, Inc. (a)	100,000	2,276,000
		116,920,815
TOTAL HEALTH CARE		247,340,076
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	449,367	28,521,323
Precision Castparts Corp.	16,000	3,030,720
Textron, Inc.	365,200	9,053,308
TransDigm Group, Inc.	10,000	1,363,600
United Technologies Corp.	481,500	39,487,815
		81,456,766
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	13,330,384
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	265,000	7,743,300
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,199,786
Construction & Engineering - 0.9%
EMCOR Group, Inc.	308,400	10,673,724
Foster Wheeler AG (a)	330,000	8,025,600
Jacobs Engineering Group, Inc. (a)	98,600	4,197,402
		22,896,726
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	12,594,000
Max India Ltd.	800,000	3,557,941
		16,151,941
Machinery - 0.5%
Cummins, Inc.	14,100	1,527,735

	Shares	Value
Pall Corp.	154,000	$ 9,280,040
Westport Innovations, Inc. (a)(d)	90,000	2,403,900
		13,211,675
Professional Services - 0.3%
Nielsen Holdings B.V. (a)	276,400	8,455,076
Road & Rail - 2.0%
CSX Corp.	590,000	11,640,700
Norfolk Southern Corp.	205,000	12,677,200
Union Pacific Corp.	213,500	26,841,220
		51,159,120
Trading Companies & Distributors - 0.2%
Superior Plus Corp. (d)	350,000	3,603,096
TOTAL INDUSTRIALS		229,207,870
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.9%
Motorola Solutions, Inc.	229,000	12,750,720
Palo Alto Networks, Inc.	15,900	850,968
QUALCOMM, Inc.	165,800	10,282,916
		23,884,604
Computers & Peripherals - 5.2%
Apple, Inc.	240,200	128,033,811
EMC Corp. (a)	300,000	7,590,000
		135,623,811
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,319,502
Internet Software & Services - 5.4%
Angie's List, Inc. (a)(d)	483,900	5,801,961
Cornerstone OnDemand, Inc. (a)	215,902	6,375,586
Demandware, Inc.	139,172	3,802,179
Facebook, Inc. Class A	517,300	13,775,699
Google, Inc. Class A (a)	118,400	83,989,408
Mail.ru Group Ltd. GDR (e)	241,200	8,321,400
Open Text Corp. (a)(d)	147,500	8,249,145
Rackspace Hosting, Inc. (a)	113,800	8,451,926
		138,767,304
IT Services - 3.8%
Accenture PLC Class A	365,000	24,272,500
Cardtronics, Inc. (a)	219,100	5,201,434
IBM Corp.	59,400	11,378,070
MasterCard, Inc. Class A	46,900	23,041,032
Visa, Inc. Class A	222,500	33,726,550
		97,619,586
Semiconductors & Semiconductor Equipment - 3.4%
ARM Holdings PLC	1,803,500	22,775,938
ARM Holdings PLC sponsored ADR	1,232,900	46,640,607
Cymer, Inc. (a)	60,000	5,425,800
Samsung Electronics Co. Ltd.	10,000	14,461,683
		89,304,028
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.6%
Citrix Systems, Inc. (a)	243,600	$ 16,016,700
MICROS Systems, Inc. (a)	280,400	11,900,176
Oracle Corp.	540,500	18,009,460
QLIK Technologies, Inc. (a)	300,000	6,516,000
salesforce.com, Inc. (a)	90,100	15,145,810
SAP AG	100,000	8,041,262
Solera Holdings, Inc.	271,900	14,538,493
VMware, Inc. Class A (a)	20,000	1,882,800
Workday, Inc.	35,700	1,945,650
		93,996,351
TOTAL INFORMATION TECHNOLOGY		586,515,186
MATERIALS - 5.7%
Chemicals - 1.6%
Albemarle Corp.	160,000	9,939,200
Ashland, Inc.	65,900	5,299,019
Monsanto Co.	209,000	19,781,850
Rockwood Holdings, Inc.	100,000	4,946,000
Sigma Aldrich Corp.	35,000	2,575,300
		42,541,369
Metals & Mining - 4.1%
Agnico-Eagle Mines Ltd. (Canada)	486,000	25,470,172
Alamos Gold, Inc.	420,000	7,368,051
Allied Nevada Gold Corp. (a)	120,000	3,615,600
Carpenter Technology Corp.	160,300	8,276,289
Eldorado Gold Corp.	520,000	6,691,465
Franco-Nevada Corp.	201,000	11,473,590
Goldcorp, Inc.	605,700	22,268,472
Newcrest Mining Ltd.	255,091	5,967,265
Newmont Mining Corp.	158,300	7,351,452
Royal Gold, Inc.	36,800	2,992,208
Sabina Gold & Silver Corp. (a)	2,130,000	5,674,575
		107,149,139
TOTAL MATERIALS		149,690,508
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	4,075,539
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,479,788
TOTAL TELECOMMUNICATION SERVICES		12,555,327

	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.2%
Duke Energy Corp.	53,333	$ 3,402,645
ITC Holdings Corp.	35,000	2,691,850
		6,094,495
Gas Utilities - 0.2%
ONEOK, Inc.	100,000	4,275,000
Multi-Utilities - 0.3%
Sempra Energy	100,000	7,094,000
TOTAL UTILITIES		17,463,495
TOTAL COMMON STOCKS (Cost $2,162,477,196)		2,534,860,379
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.18% (b)	66,158,072	66,158,072
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,683,578	15,683,578
TOTAL MONEY MARKET FUNDS (Cost $81,841,650)		81,841,650
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,244,318,846)		2,616,702,029
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,738,766)
NET ASSETS - 100%		$ 2,599,963,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,105,161 or 1.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,034
Fidelity Securities Lending Cash Central Fund	393,350
Total	$ 412,384
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 522,379,627	$ 463,264,126	$ 59,115,501	$ -
Consumer Staples	236,893,539	200,711,908	36,181,631	-
Energy	294,015,735	294,015,735	-	-
Financials	238,799,016	214,211,102	21,512,914	3,075,000
Health Care	247,340,076	215,942,604	31,397,472	-
Industrials	229,207,870	225,649,929	3,557,941	-
Information Technology	586,515,186	541,236,303	45,278,883	-
Materials	149,690,508	143,723,243	5,967,265	-
Telecommunication Services	12,555,327	12,555,327	-	-
Utilities	17,463,495	17,463,495	-	-
Money Market Funds	81,841,650	81,841,650	-	-
Total Investments in Securities:	$ 2,616,702,029	$ 2,410,615,422	$ 203,011,607	$ 3,075,000

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 104,747,788
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,255,719,983. Net unrealized appreciation aggregated $360,982,046, of which $460,922,967 related to appreciated investment securities and $99,940,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class O

December 31, 2012

1.811327.108

DESIIO-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	120,200	$ 6,443,922
Automobiles - 0.8%
Bajaj Auto Ltd.	250,000	9,766,635
Kia Motors Corp.	135,000	7,225,241
Tesla Motors, Inc. (a)	119,400	4,044,078
		21,035,954
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	530,000	9,055,905
Collectors Universe, Inc. (d)	7,196	72,176
		9,128,081
Hotels, Restaurants & Leisure - 1.9%
Bravo Brio Restaurant Group, Inc. (a)	41,500	557,345
Dunkin' Brands Group, Inc.	100,800	3,344,544
Interval Leisure Group, Inc.	200,000	3,878,000
Jubilant Foodworks Ltd. (a)	220,000	5,214,710
McDonald's Corp.	90,000	7,938,900
Sands China Ltd.	2,200,000	9,835,462
Starbucks Corp.	100,000	5,362,000
The Cheesecake Factory, Inc.	145,000	4,744,400
Tim Hortons, Inc. (Canada)	154,000	7,559,887
		48,435,248
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	36,691,554
priceline.com, Inc. (a)	9,600	5,963,520
		42,655,074
Leisure Equipment & Products - 0.3%
Bauer Performance Sports Ltd. (a)(e)	817,600	8,704,518
Media - 2.4%
Comcast Corp. Class A	270,000	10,092,600
Pandora Media, Inc. (a)(d)	328,000	3,011,040
The Walt Disney Co.	890,200	44,323,058
Time Warner, Inc.	100,000	4,783,000
		62,209,698
Multiline Retail - 2.2%
Dollar General Corp. (a)	216,400	9,541,076
Dollar Tree, Inc. (a)	120,000	4,867,200
Dollarama, Inc.	456,000	27,033,598
Target Corp.	256,000	15,147,520
		56,589,394
Specialty Retail - 6.0%
Ascena Retail Group, Inc. (a)	400,000	7,396,000
AutoZone, Inc. (a)	44,700	15,843,021
Destination Maternity Corp.	313,736	6,764,148
Dick's Sporting Goods, Inc.	150,000	6,823,500
Gap, Inc.	150,000	4,656,000
Guess?, Inc.	221,000	5,423,340
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,200,756
Limited Brands, Inc.	218,600	10,287,316

	Shares	Value
New York & Co., Inc. (a)	1,449,187	$ 5,521,402
PT ACE Hardware Indonesia Tbk	89,990,000	7,697,217
Ross Stores, Inc.	631,070	34,172,441
Sally Beauty Holdings, Inc. (a)	291,000	6,858,870
Tilly's, Inc. (a)	398,800	5,379,812
TJX Companies, Inc.	888,900	37,733,805
		155,757,628
Textiles, Apparel & Luxury Goods - 4.3%
Brunello Cucinelli SpA	310,500	5,477,630
Fifth & Pacific Companies, Inc. (a)	612,800	7,629,360
Michael Kors Holdings Ltd.	36,000	1,837,080
NIKE, Inc. Class B	380,000	19,608,000
PVH Corp.	197,400	21,913,374
Ralph Lauren Corp.	82,500	12,368,400
Samsonite International SA	2,307,600	4,842,701
Steven Madden Ltd. (a)	237,903	10,056,160
Vera Bradley, Inc. (a)(d)	115,762	2,905,626
VF Corp.	84,653	12,780,063
Warnaco Group, Inc. (a)	167,692	12,001,716
		111,420,110
TOTAL CONSUMER DISCRETIONARY		522,379,627
CONSUMER STAPLES - 9.1%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	83,846	7,301,691
Anheuser-Busch InBev SA NV:
ADR	65,000	5,681,650
(strip VVPR)	160,000	213
Beam, Inc.	230,000	14,050,700
Diageo PLC	320,000	9,320,521
Dr. Pepper Snapple Group, Inc.	352,400	15,569,032
Monster Beverage Corp. (a)	180,200	9,528,976
The Coca-Cola Co.	300,000	10,875,000
		72,327,783
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	332,000	16,052,200
Drogasil SA	483,666	5,515,054
Fresh Market, Inc. (a)	137,800	6,626,802
PriceSmart, Inc.	107,300	8,267,465
Wal-Mart Stores, Inc.	201,300	13,734,699
Whole Foods Market, Inc.	190,000	17,352,700
		67,548,920
Food Products - 0.7%
Kraft Foods Group, Inc.	90,000	4,092,300
Mondelez International, Inc.	270,000	6,876,900
TreeHouse Foods, Inc. (a)	131,500	6,855,095
		17,824,295
Household Products - 0.8%
Colgate-Palmolive Co.	197,400	20,636,196
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,571,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC:
(United Kingdom)	200,000	$ 10,166,995
sponsored ADR	60,000	6,075,000
Imperial Tobacco Group PLC	100,000	3,877,157
Lorillard, Inc.	131,100	15,295,437
Philip Morris International, Inc.	257,900	21,570,756
		58,556,345
TOTAL CONSUMER STAPLES		236,893,539
ENERGY - 11.3%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	102,000	5,758,920
Ensco PLC Class A	46,800	2,774,304
Halliburton Co.	622,900	21,608,401
Rowan Companies PLC (a)	142,900	4,468,483
Schlumberger Ltd.	40,000	2,771,600
Transocean Ltd. (United States)	150,000	6,697,500
Tuscany International Drilling, Inc. (a)(e)	5,371,200	1,241,958
		45,321,166
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	170,500	12,669,855
Apache Corp.	214,100	16,806,850
Chevron Corp.	600,900	64,981,326
ConocoPhillips	175,700	10,188,843
Crestwood Midstream Partners LP	95,330	2,052,455
Crown Point Energy, Inc. (e)	69,300	30,306
Enterprise Products Partners LP	113,200	5,669,056
EPL Oil & Gas, Inc. (a)	801,100	18,064,805
Exxon Mobil Corp.	498,000	43,101,900
Hess Corp.	95,300	5,047,088
HollyFrontier Corp.	336,770	15,676,644
Marathon Petroleum Corp.	86,900	5,474,700
Noble Energy, Inc.	38,100	3,876,294
Occidental Petroleum Corp.	126,800	9,714,148
Phillips 66	137,850	7,319,835
Tesoro Logistics LP	194,200	8,505,960
The Williams Companies, Inc.	415,558	13,605,369
Western Gas Equity Partners LP	197,300	5,909,135
		248,694,569
TOTAL ENERGY		294,015,735
FINANCIALS - 9.2%
Capital Markets - 0.4%
Virtus Investment Partners, Inc. (a)	75,000	9,070,500
Commercial Banks - 2.9%
BSB Bancorp, Inc. (a)	100,000	1,223,000
CIT Group, Inc. (a)	100,000	3,864,000
HDFC Bank Ltd.	573,925	7,145,297

	Shares	Value
HDFC Bank Ltd. sponsored ADR	100,000	$ 4,072,000
Wells Fargo & Co.	1,752,650	59,905,577
		76,209,874
Consumer Finance - 1.3%
Capital One Financial Corp.	212,100	12,286,953
Discover Financial Services	405,400	15,628,170
Element Financial Corp. warrants (a)(e)	1,000,000	6,424,047
		34,339,170
Diversified Financial Services - 1.7%
Citigroup, Inc.	847,900	33,542,924
JPMorgan Chase & Co.	247,800	10,895,766
		44,438,690
Insurance - 1.9%
ACE Ltd.	40,000	3,192,000
American International Group, Inc. (a)	190,200	6,714,060
Berkshire Hathaway, Inc. Class A (a)	136	18,232,160
Intact Financial Corp. (a)(e)	120,000	7,813,813
Lincoln National Corp.	303,400	7,858,060
Platinum Underwriters Holdings Ltd.	98,167	4,515,682
		48,325,775
Real Estate Investment Trusts - 0.6%
American Residential Properties, Inc. (e)	150,000	3,075,000
Dundee (REIT) (a)(e)	500,000	5,494,119
Simon Property Group, Inc.	42,200	6,671,398
		15,240,517
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,943,570
Realogy Holdings Corp.	77,000	3,230,920
		11,174,490
TOTAL FINANCIALS		238,799,016
HEALTH CARE - 9.5%
Biotechnology - 2.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	842,837	480,417
Alexion Pharmaceuticals, Inc. (a)	145,112	13,612,957
Amgen, Inc.	356,315	30,757,111
AVEO Pharmaceuticals, Inc. (a)	405,900	3,267,495
Dynavax Technologies Corp. (a)	2,844,511	8,135,301
ImmunoGen, Inc. (a)	124,623	1,588,943
Merrimack Pharmaceuticals, Inc.	611,538	3,724,266
Theravance, Inc. (a)	125,000	2,783,750
		64,350,240
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	819,800	4,697,454
Insulet Corp. (a)	100,000	2,122,000
Sirona Dental Systems, Inc. (a)	180,000	11,602,800
		18,422,254
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Accretive Health, Inc. (a)	50,000	$ 578,000
Brookdale Senior Living, Inc. (a)	350,000	8,862,000
CIGNA Corp.	160,000	8,553,600
Express Scripts Holding Co. (a)	70,000	3,780,000
Hanger, Inc. (a)	521,338	14,263,808
MEDNAX, Inc. (a)	40,000	3,180,800
Qualicorp SA (a)	804,000	8,428,559
		47,646,767
Pharmaceuticals - 4.5%
Allergan, Inc.	272,400	24,987,252
Eli Lilly & Co.	200,000	9,864,000
GlaxoSmithKline PLC sponsored ADR	205,000	8,911,350
Johnson & Johnson	190,000	13,319,000
Meda AB (A Shares)	500,000	5,154,317
Merck & Co., Inc.	845,000	34,594,300
PT Kalbe Farma Tbk	50,000,000	5,510,148
Shire PLC	400,000	12,304,448
ViroPharma, Inc. (a)	100,000	2,276,000
		116,920,815
TOTAL HEALTH CARE		247,340,076
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	449,367	28,521,323
Precision Castparts Corp.	16,000	3,030,720
Textron, Inc.	365,200	9,053,308
TransDigm Group, Inc.	10,000	1,363,600
United Technologies Corp.	481,500	39,487,815
		81,456,766
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	13,330,384
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	265,000	7,743,300
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,199,786
Construction & Engineering - 0.9%
EMCOR Group, Inc.	308,400	10,673,724
Foster Wheeler AG (a)	330,000	8,025,600
Jacobs Engineering Group, Inc. (a)	98,600	4,197,402
		22,896,726
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	12,594,000
Max India Ltd.	800,000	3,557,941
		16,151,941
Machinery - 0.5%
Cummins, Inc.	14,100	1,527,735

	Shares	Value
Pall Corp.	154,000	$ 9,280,040
Westport Innovations, Inc. (a)(d)	90,000	2,403,900
		13,211,675
Professional Services - 0.3%
Nielsen Holdings B.V. (a)	276,400	8,455,076
Road & Rail - 2.0%
CSX Corp.	590,000	11,640,700
Norfolk Southern Corp.	205,000	12,677,200
Union Pacific Corp.	213,500	26,841,220
		51,159,120
Trading Companies & Distributors - 0.2%
Superior Plus Corp. (d)	350,000	3,603,096
TOTAL INDUSTRIALS		229,207,870
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.9%
Motorola Solutions, Inc.	229,000	12,750,720
Palo Alto Networks, Inc.	15,900	850,968
QUALCOMM, Inc.	165,800	10,282,916
		23,884,604
Computers & Peripherals - 5.2%
Apple, Inc.	240,200	128,033,811
EMC Corp. (a)	300,000	7,590,000
		135,623,811
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,319,502
Internet Software & Services - 5.4%
Angie's List, Inc. (a)(d)	483,900	5,801,961
Cornerstone OnDemand, Inc. (a)	215,902	6,375,586
Demandware, Inc.	139,172	3,802,179
Facebook, Inc. Class A	517,300	13,775,699
Google, Inc. Class A (a)	118,400	83,989,408
Mail.ru Group Ltd. GDR (e)	241,200	8,321,400
Open Text Corp. (a)(d)	147,500	8,249,145
Rackspace Hosting, Inc. (a)	113,800	8,451,926
		138,767,304
IT Services - 3.8%
Accenture PLC Class A	365,000	24,272,500
Cardtronics, Inc. (a)	219,100	5,201,434
IBM Corp.	59,400	11,378,070
MasterCard, Inc. Class A	46,900	23,041,032
Visa, Inc. Class A	222,500	33,726,550
		97,619,586
Semiconductors & Semiconductor Equipment - 3.4%
ARM Holdings PLC	1,803,500	22,775,938
ARM Holdings PLC sponsored ADR	1,232,900	46,640,607
Cymer, Inc. (a)	60,000	5,425,800
Samsung Electronics Co. Ltd.	10,000	14,461,683
		89,304,028
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.6%
Citrix Systems, Inc. (a)	243,600	$ 16,016,700
MICROS Systems, Inc. (a)	280,400	11,900,176
Oracle Corp.	540,500	18,009,460
QLIK Technologies, Inc. (a)	300,000	6,516,000
salesforce.com, Inc. (a)	90,100	15,145,810
SAP AG	100,000	8,041,262
Solera Holdings, Inc.	271,900	14,538,493
VMware, Inc. Class A (a)	20,000	1,882,800
Workday, Inc.	35,700	1,945,650
		93,996,351
TOTAL INFORMATION TECHNOLOGY		586,515,186
MATERIALS - 5.7%
Chemicals - 1.6%
Albemarle Corp.	160,000	9,939,200
Ashland, Inc.	65,900	5,299,019
Monsanto Co.	209,000	19,781,850
Rockwood Holdings, Inc.	100,000	4,946,000
Sigma Aldrich Corp.	35,000	2,575,300
		42,541,369
Metals & Mining - 4.1%
Agnico-Eagle Mines Ltd. (Canada)	486,000	25,470,172
Alamos Gold, Inc.	420,000	7,368,051
Allied Nevada Gold Corp. (a)	120,000	3,615,600
Carpenter Technology Corp.	160,300	8,276,289
Eldorado Gold Corp.	520,000	6,691,465
Franco-Nevada Corp.	201,000	11,473,590
Goldcorp, Inc.	605,700	22,268,472
Newcrest Mining Ltd.	255,091	5,967,265
Newmont Mining Corp.	158,300	7,351,452
Royal Gold, Inc.	36,800	2,992,208
Sabina Gold & Silver Corp. (a)	2,130,000	5,674,575
		107,149,139
TOTAL MATERIALS		149,690,508
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	4,075,539
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,479,788
TOTAL TELECOMMUNICATION SERVICES		12,555,327

	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.2%
Duke Energy Corp.	53,333	$ 3,402,645
ITC Holdings Corp.	35,000	2,691,850
		6,094,495
Gas Utilities - 0.2%
ONEOK, Inc.	100,000	4,275,000
Multi-Utilities - 0.3%
Sempra Energy	100,000	7,094,000
TOTAL UTILITIES		17,463,495
TOTAL COMMON STOCKS (Cost $2,162,477,196)		2,534,860,379
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.18% (b)	66,158,072	66,158,072
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,683,578	15,683,578
TOTAL MONEY MARKET FUNDS (Cost $81,841,650)		81,841,650
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,244,318,846)		2,616,702,029
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,738,766)
NET ASSETS - 100%		$ 2,599,963,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,105,161 or 1.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,034
Fidelity Securities Lending Cash Central Fund	393,350
Total	$ 412,384
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 522,379,627	$ 463,264,126	$ 59,115,501	$ -
Consumer Staples	236,893,539	200,711,908	36,181,631	-
Energy	294,015,735	294,015,735	-	-
Financials	238,799,016	214,211,102	21,512,914	3,075,000
Health Care	247,340,076	215,942,604	31,397,472	-
Industrials	229,207,870	225,649,929	3,557,941	-
Information Technology	586,515,186	541,236,303	45,278,883	-
Materials	149,690,508	143,723,243	5,967,265	-
Telecommunication Services	12,555,327	12,555,327	-	-
Utilities	17,463,495	17,463,495	-	-
Money Market Funds	81,841,650	81,841,650	-	-
Total Investments in Securities:	$ 2,616,702,029	$ 2,410,615,422	$ 203,011,607	$ 3,075,000

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 104,747,788
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,255,719,983. Net unrealized appreciation aggregated $360,982,046, of which $460,922,967 related to appreciated investment securities and $99,940,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.827902.107

ADESII-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	120,200	$ 6,443,922
Automobiles - 0.8%
Bajaj Auto Ltd.	250,000	9,766,635
Kia Motors Corp.	135,000	7,225,241
Tesla Motors, Inc. (a)	119,400	4,044,078
		21,035,954
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	530,000	9,055,905
Collectors Universe, Inc. (d)	7,196	72,176
		9,128,081
Hotels, Restaurants & Leisure - 1.9%
Bravo Brio Restaurant Group, Inc. (a)	41,500	557,345
Dunkin' Brands Group, Inc.	100,800	3,344,544
Interval Leisure Group, Inc.	200,000	3,878,000
Jubilant Foodworks Ltd. (a)	220,000	5,214,710
McDonald's Corp.	90,000	7,938,900
Sands China Ltd.	2,200,000	9,835,462
Starbucks Corp.	100,000	5,362,000
The Cheesecake Factory, Inc.	145,000	4,744,400
Tim Hortons, Inc. (Canada)	154,000	7,559,887
		48,435,248
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	36,691,554
priceline.com, Inc. (a)	9,600	5,963,520
		42,655,074
Leisure Equipment & Products - 0.3%
Bauer Performance Sports Ltd. (a)(e)	817,600	8,704,518
Media - 2.4%
Comcast Corp. Class A	270,000	10,092,600
Pandora Media, Inc. (a)(d)	328,000	3,011,040
The Walt Disney Co.	890,200	44,323,058
Time Warner, Inc.	100,000	4,783,000
		62,209,698
Multiline Retail - 2.2%
Dollar General Corp. (a)	216,400	9,541,076
Dollar Tree, Inc. (a)	120,000	4,867,200
Dollarama, Inc.	456,000	27,033,598
Target Corp.	256,000	15,147,520
		56,589,394
Specialty Retail - 6.0%
Ascena Retail Group, Inc. (a)	400,000	7,396,000
AutoZone, Inc. (a)	44,700	15,843,021
Destination Maternity Corp.	313,736	6,764,148
Dick's Sporting Goods, Inc.	150,000	6,823,500
Gap, Inc.	150,000	4,656,000
Guess?, Inc.	221,000	5,423,340
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,200,756
Limited Brands, Inc.	218,600	10,287,316

	Shares	Value
New York & Co., Inc. (a)	1,449,187	$ 5,521,402
PT ACE Hardware Indonesia Tbk	89,990,000	7,697,217
Ross Stores, Inc.	631,070	34,172,441
Sally Beauty Holdings, Inc. (a)	291,000	6,858,870
Tilly's, Inc. (a)	398,800	5,379,812
TJX Companies, Inc.	888,900	37,733,805
		155,757,628
Textiles, Apparel & Luxury Goods - 4.3%
Brunello Cucinelli SpA	310,500	5,477,630
Fifth & Pacific Companies, Inc. (a)	612,800	7,629,360
Michael Kors Holdings Ltd.	36,000	1,837,080
NIKE, Inc. Class B	380,000	19,608,000
PVH Corp.	197,400	21,913,374
Ralph Lauren Corp.	82,500	12,368,400
Samsonite International SA	2,307,600	4,842,701
Steven Madden Ltd. (a)	237,903	10,056,160
Vera Bradley, Inc. (a)(d)	115,762	2,905,626
VF Corp.	84,653	12,780,063
Warnaco Group, Inc. (a)	167,692	12,001,716
		111,420,110
TOTAL CONSUMER DISCRETIONARY		522,379,627
CONSUMER STAPLES - 9.1%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	83,846	7,301,691
Anheuser-Busch InBev SA NV:
ADR	65,000	5,681,650
(strip VVPR)	160,000	213
Beam, Inc.	230,000	14,050,700
Diageo PLC	320,000	9,320,521
Dr. Pepper Snapple Group, Inc.	352,400	15,569,032
Monster Beverage Corp. (a)	180,200	9,528,976
The Coca-Cola Co.	300,000	10,875,000
		72,327,783
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	332,000	16,052,200
Drogasil SA	483,666	5,515,054
Fresh Market, Inc. (a)	137,800	6,626,802
PriceSmart, Inc.	107,300	8,267,465
Wal-Mart Stores, Inc.	201,300	13,734,699
Whole Foods Market, Inc.	190,000	17,352,700
		67,548,920
Food Products - 0.7%
Kraft Foods Group, Inc.	90,000	4,092,300
Mondelez International, Inc.	270,000	6,876,900
TreeHouse Foods, Inc. (a)	131,500	6,855,095
		17,824,295
Household Products - 0.8%
Colgate-Palmolive Co.	197,400	20,636,196
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,571,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC:
(United Kingdom)	200,000	$ 10,166,995
sponsored ADR	60,000	6,075,000
Imperial Tobacco Group PLC	100,000	3,877,157
Lorillard, Inc.	131,100	15,295,437
Philip Morris International, Inc.	257,900	21,570,756
		58,556,345
TOTAL CONSUMER STAPLES		236,893,539
ENERGY - 11.3%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	102,000	5,758,920
Ensco PLC Class A	46,800	2,774,304
Halliburton Co.	622,900	21,608,401
Rowan Companies PLC (a)	142,900	4,468,483
Schlumberger Ltd.	40,000	2,771,600
Transocean Ltd. (United States)	150,000	6,697,500
Tuscany International Drilling, Inc. (a)(e)	5,371,200	1,241,958
		45,321,166
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	170,500	12,669,855
Apache Corp.	214,100	16,806,850
Chevron Corp.	600,900	64,981,326
ConocoPhillips	175,700	10,188,843
Crestwood Midstream Partners LP	95,330	2,052,455
Crown Point Energy, Inc. (e)	69,300	30,306
Enterprise Products Partners LP	113,200	5,669,056
EPL Oil & Gas, Inc. (a)	801,100	18,064,805
Exxon Mobil Corp.	498,000	43,101,900
Hess Corp.	95,300	5,047,088
HollyFrontier Corp.	336,770	15,676,644
Marathon Petroleum Corp.	86,900	5,474,700
Noble Energy, Inc.	38,100	3,876,294
Occidental Petroleum Corp.	126,800	9,714,148
Phillips 66	137,850	7,319,835
Tesoro Logistics LP	194,200	8,505,960
The Williams Companies, Inc.	415,558	13,605,369
Western Gas Equity Partners LP	197,300	5,909,135
		248,694,569
TOTAL ENERGY		294,015,735
FINANCIALS - 9.2%
Capital Markets - 0.4%
Virtus Investment Partners, Inc. (a)	75,000	9,070,500
Commercial Banks - 2.9%
BSB Bancorp, Inc. (a)	100,000	1,223,000
CIT Group, Inc. (a)	100,000	3,864,000
HDFC Bank Ltd.	573,925	7,145,297

	Shares	Value
HDFC Bank Ltd. sponsored ADR	100,000	$ 4,072,000
Wells Fargo & Co.	1,752,650	59,905,577
		76,209,874
Consumer Finance - 1.3%
Capital One Financial Corp.	212,100	12,286,953
Discover Financial Services	405,400	15,628,170
Element Financial Corp. warrants (a)(e)	1,000,000	6,424,047
		34,339,170
Diversified Financial Services - 1.7%
Citigroup, Inc.	847,900	33,542,924
JPMorgan Chase & Co.	247,800	10,895,766
		44,438,690
Insurance - 1.9%
ACE Ltd.	40,000	3,192,000
American International Group, Inc. (a)	190,200	6,714,060
Berkshire Hathaway, Inc. Class A (a)	136	18,232,160
Intact Financial Corp. (a)(e)	120,000	7,813,813
Lincoln National Corp.	303,400	7,858,060
Platinum Underwriters Holdings Ltd.	98,167	4,515,682
		48,325,775
Real Estate Investment Trusts - 0.6%
American Residential Properties, Inc. (e)	150,000	3,075,000
Dundee (REIT) (a)(e)	500,000	5,494,119
Simon Property Group, Inc.	42,200	6,671,398
		15,240,517
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,943,570
Realogy Holdings Corp.	77,000	3,230,920
		11,174,490
TOTAL FINANCIALS		238,799,016
HEALTH CARE - 9.5%
Biotechnology - 2.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	842,837	480,417
Alexion Pharmaceuticals, Inc. (a)	145,112	13,612,957
Amgen, Inc.	356,315	30,757,111
AVEO Pharmaceuticals, Inc. (a)	405,900	3,267,495
Dynavax Technologies Corp. (a)	2,844,511	8,135,301
ImmunoGen, Inc. (a)	124,623	1,588,943
Merrimack Pharmaceuticals, Inc.	611,538	3,724,266
Theravance, Inc. (a)	125,000	2,783,750
		64,350,240
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	819,800	4,697,454
Insulet Corp. (a)	100,000	2,122,000
Sirona Dental Systems, Inc. (a)	180,000	11,602,800
		18,422,254
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Accretive Health, Inc. (a)	50,000	$ 578,000
Brookdale Senior Living, Inc. (a)	350,000	8,862,000
CIGNA Corp.	160,000	8,553,600
Express Scripts Holding Co. (a)	70,000	3,780,000
Hanger, Inc. (a)	521,338	14,263,808
MEDNAX, Inc. (a)	40,000	3,180,800
Qualicorp SA (a)	804,000	8,428,559
		47,646,767
Pharmaceuticals - 4.5%
Allergan, Inc.	272,400	24,987,252
Eli Lilly & Co.	200,000	9,864,000
GlaxoSmithKline PLC sponsored ADR	205,000	8,911,350
Johnson & Johnson	190,000	13,319,000
Meda AB (A Shares)	500,000	5,154,317
Merck & Co., Inc.	845,000	34,594,300
PT Kalbe Farma Tbk	50,000,000	5,510,148
Shire PLC	400,000	12,304,448
ViroPharma, Inc. (a)	100,000	2,276,000
		116,920,815
TOTAL HEALTH CARE		247,340,076
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	449,367	28,521,323
Precision Castparts Corp.	16,000	3,030,720
Textron, Inc.	365,200	9,053,308
TransDigm Group, Inc.	10,000	1,363,600
United Technologies Corp.	481,500	39,487,815
		81,456,766
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	13,330,384
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	265,000	7,743,300
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,199,786
Construction & Engineering - 0.9%
EMCOR Group, Inc.	308,400	10,673,724
Foster Wheeler AG (a)	330,000	8,025,600
Jacobs Engineering Group, Inc. (a)	98,600	4,197,402
		22,896,726
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	12,594,000
Max India Ltd.	800,000	3,557,941
		16,151,941
Machinery - 0.5%
Cummins, Inc.	14,100	1,527,735

	Shares	Value
Pall Corp.	154,000	$ 9,280,040
Westport Innovations, Inc. (a)(d)	90,000	2,403,900
		13,211,675
Professional Services - 0.3%
Nielsen Holdings B.V. (a)	276,400	8,455,076
Road & Rail - 2.0%
CSX Corp.	590,000	11,640,700
Norfolk Southern Corp.	205,000	12,677,200
Union Pacific Corp.	213,500	26,841,220
		51,159,120
Trading Companies & Distributors - 0.2%
Superior Plus Corp. (d)	350,000	3,603,096
TOTAL INDUSTRIALS		229,207,870
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.9%
Motorola Solutions, Inc.	229,000	12,750,720
Palo Alto Networks, Inc.	15,900	850,968
QUALCOMM, Inc.	165,800	10,282,916
		23,884,604
Computers & Peripherals - 5.2%
Apple, Inc.	240,200	128,033,811
EMC Corp. (a)	300,000	7,590,000
		135,623,811
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,319,502
Internet Software & Services - 5.4%
Angie's List, Inc. (a)(d)	483,900	5,801,961
Cornerstone OnDemand, Inc. (a)	215,902	6,375,586
Demandware, Inc.	139,172	3,802,179
Facebook, Inc. Class A	517,300	13,775,699
Google, Inc. Class A (a)	118,400	83,989,408
Mail.ru Group Ltd. GDR (e)	241,200	8,321,400
Open Text Corp. (a)(d)	147,500	8,249,145
Rackspace Hosting, Inc. (a)	113,800	8,451,926
		138,767,304
IT Services - 3.8%
Accenture PLC Class A	365,000	24,272,500
Cardtronics, Inc. (a)	219,100	5,201,434
IBM Corp.	59,400	11,378,070
MasterCard, Inc. Class A	46,900	23,041,032
Visa, Inc. Class A	222,500	33,726,550
		97,619,586
Semiconductors & Semiconductor Equipment - 3.4%
ARM Holdings PLC	1,803,500	22,775,938
ARM Holdings PLC sponsored ADR	1,232,900	46,640,607
Cymer, Inc. (a)	60,000	5,425,800
Samsung Electronics Co. Ltd.	10,000	14,461,683
		89,304,028
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.6%
Citrix Systems, Inc. (a)	243,600	$ 16,016,700
MICROS Systems, Inc. (a)	280,400	11,900,176
Oracle Corp.	540,500	18,009,460
QLIK Technologies, Inc. (a)	300,000	6,516,000
salesforce.com, Inc. (a)	90,100	15,145,810
SAP AG	100,000	8,041,262
Solera Holdings, Inc.	271,900	14,538,493
VMware, Inc. Class A (a)	20,000	1,882,800
Workday, Inc.	35,700	1,945,650
		93,996,351
TOTAL INFORMATION TECHNOLOGY		586,515,186
MATERIALS - 5.7%
Chemicals - 1.6%
Albemarle Corp.	160,000	9,939,200
Ashland, Inc.	65,900	5,299,019
Monsanto Co.	209,000	19,781,850
Rockwood Holdings, Inc.	100,000	4,946,000
Sigma Aldrich Corp.	35,000	2,575,300
		42,541,369
Metals & Mining - 4.1%
Agnico-Eagle Mines Ltd. (Canada)	486,000	25,470,172
Alamos Gold, Inc.	420,000	7,368,051
Allied Nevada Gold Corp. (a)	120,000	3,615,600
Carpenter Technology Corp.	160,300	8,276,289
Eldorado Gold Corp.	520,000	6,691,465
Franco-Nevada Corp.	201,000	11,473,590
Goldcorp, Inc.	605,700	22,268,472
Newcrest Mining Ltd.	255,091	5,967,265
Newmont Mining Corp.	158,300	7,351,452
Royal Gold, Inc.	36,800	2,992,208
Sabina Gold & Silver Corp. (a)	2,130,000	5,674,575
		107,149,139
TOTAL MATERIALS		149,690,508
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	4,075,539
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,479,788
TOTAL TELECOMMUNICATION SERVICES		12,555,327

	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.2%
Duke Energy Corp.	53,333	$ 3,402,645
ITC Holdings Corp.	35,000	2,691,850
		6,094,495
Gas Utilities - 0.2%
ONEOK, Inc.	100,000	4,275,000
Multi-Utilities - 0.3%
Sempra Energy	100,000	7,094,000
TOTAL UTILITIES		17,463,495
TOTAL COMMON STOCKS (Cost $2,162,477,196)		2,534,860,379
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.18% (b)	66,158,072	66,158,072
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,683,578	15,683,578
TOTAL MONEY MARKET FUNDS (Cost $81,841,650)		81,841,650
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,244,318,846)		2,616,702,029
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,738,766)
NET ASSETS - 100%		$ 2,599,963,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,105,161 or 1.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,034
Fidelity Securities Lending Cash Central Fund	393,350
Total	$ 412,384
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 522,379,627	$ 463,264,126	$ 59,115,501	$ -
Consumer Staples	236,893,539	200,711,908	36,181,631	-
Energy	294,015,735	294,015,735	-	-
Financials	238,799,016	214,211,102	21,512,914	3,075,000
Health Care	247,340,076	215,942,604	31,397,472	-
Industrials	229,207,870	225,649,929	3,557,941	-
Information Technology	586,515,186	541,236,303	45,278,883	-
Materials	149,690,508	143,723,243	5,967,265	-
Telecommunication Services	12,555,327	12,555,327	-	-
Utilities	17,463,495	17,463,495	-	-
Money Market Funds	81,841,650	81,841,650	-	-
Total Investments in Securities:	$ 2,616,702,029	$ 2,410,615,422	$ 203,011,607	$ 3,075,000

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 104,747,788
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,255,719,983. Net unrealized appreciation aggregated $360,982,046, of which $460,922,967 related to appreciated investment securities and $99,940,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013